Schedule of Investments

Xtrackers MSCI All China Equity ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 59.0%
Communication Services - 14.1%
58.com, Inc., ADR*	1,109	$61,184
Alibaba Pictures Group Ltd.*(a)	185,955	25,055
Autohome, Inc., ADR*(a)	736	57,165
Baidu, Inc., ADR*	3,219	386,216
China Literature Ltd., 144A*	2,970	13,434
China Mobile Ltd.	71,734	564,258
China Telecom Corp. Ltd., Class H	162,443	61,075
China Tower Corp. Ltd., Class H, 144A	493,114	119,592
China Unicom Hong Kong Ltd.	71,690	56,575
HUYA, Inc., ADR*	719	14,243
iQIYI, Inc., ADR*	1,636	36,695
JOYY, Inc., ADR*	647	34,919
Momo, Inc., ADR	1,835	51,600
NetEase, Inc., ADR	830	264,529
SINA Corp.*	836	27,379
Tencent Holdings Ltd.	67,373	3,337,073
Tencent Music Entertainment Group, ADR*(a)	1,217	14,762
Weibo Corp., ADR*	676	28,487
(Cost $5,338,424)		5,154,241
Consumer Discretionary - 17.9%
Alibaba Group Holding Ltd., ADR*	20,446	4,252,768
ANTA Sports Products Ltd.	12,321	99,051
BAIC Motor Corp. Ltd., Class H, 144A	22,132	10,849
Baozun, Inc., ADR*(a)	488	15,479
Bosideng International Holdings Ltd.(a)	45,739	13,323
Brilliance China Automotive Holdings Ltd.	34,004	28,798
BYD Co. Ltd., Class H(a)	8,079	49,450
China East Education Holdings Ltd., 144A*	6,500	13,228
China Education Group Holdings Ltd.(a)	5,005	7,116
Dongfeng Motor Group Co. Ltd., Class H	29,293	23,155
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	7,155	20,428
Geely Automobile Holdings Ltd.	57,851	102,888
GOME Retail Holdings Ltd.*(a)	76,826	7,887
Great Wall Motor Co. Ltd., Class H	39,304	28,445
Guangzhou Automobile Group Co. Ltd., Class H	32,645	36,402
Haidilao International Holding Ltd., 144A(a)	4,000	16,348
Haier Electronics Group Co. Ltd.	14,254	40,788
Huazhu Group Ltd., ADR(a)	1,658	55,958
JD.com, Inc., ADR*	8,653	333,227
Li Ning Co. Ltd.	23,609	62,105
Luckin Coffee, Inc., ADR*	986	39,006
Meituan Dianping, Class B*	11,896	150,970
New Oriental Education & Technology Group, Inc., ADR*	1,695	216,774
Nexteer Automotive Group Ltd.	13,464	9,917
NIO, Inc., ADR*(a)	8,145	33,639
Pinduoduo, Inc., ADR*(a)	2,355	84,262
Shenzhou International Group Holdings Ltd.	8,683	106,684
TAL Education Group, ADR*	4,519	245,788
Topsports International Holdings Ltd., 144A	15,000	17,342
Trip.com Group Ltd., ADR*	5,595	169,864
Vipshop Holdings Ltd., ADR*	5,362	68,795
Yum China Holdings, Inc.	4,188	183,393
Zhongsheng Group Holdings Ltd.	6,779	25,792
(Cost $5,950,849)		6,569,919
Consumer Staples - 1.4%
China Agri-Industries Holdings Ltd.	32,535	17,660
China Mengniu Dairy Co. Ltd.*	31,764	113,922
China Resources Beer Holdings Co. Ltd.	17,575	81,413
Dali Foods Group Co. Ltd., 144A	28,436	18,792
Hengan International Group Co. Ltd.	7,864	58,377
Sun Art Retail Group Ltd.	29,083	37,170
Tingyi Cayman Islands Holding Corp.	23,984	43,641
Tsingtao Brewery Co. Ltd., Class H	5,109	26,551
Uni-President China Holdings Ltd.	17,178	17,722
Want Want China Holdings Ltd.	60,759	46,935
Yihai International Holding Ltd.*	5,384	36,029
(Cost $427,490)		498,212
Energy - 1.8%
China Coal Energy Co. Ltd., Class H	15,701	5,077
China Oilfield Services Ltd., Class H	18,339	23,532
China Petroleum & Chemical Corp., Class H	299,716	154,607
China Shenhua Energy Co. Ltd., Class H	39,722	68,913
CNOOC Ltd.	207,529	284,409
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	16,308	6,362
PetroChina Co. Ltd., Class H	244,584	94,782
Yanzhou Coal Mining Co. Ltd., Class H	16,568	12,565
(Cost $874,147)		650,247
Financials - 10.9%
Agricultural Bank of China Ltd., Class H	343,097	137,361
Bank of China Ltd., Class H	927,655	366,631
Bank of Communications Co. Ltd., Class H	106,789	68,516
China Cinda Asset Management Co. Ltd., Class H	115,056	24,065
China CITIC Bank Corp. Ltd., Class H	100,909	52,442
China Construction Bank Corp., Class H	1,118,873	904,511
China Ding Yi Feng Holdings Ltd.	107,872	49,832
China Everbright Bank Co. Ltd., Class H	39,641	15,871
China Everbright Ltd.	9,643	16,086
China Galaxy Securities Co. Ltd., Class H	42,799	23,615
China Huarong Asset Management Co. Ltd., Class H, 144A	139,204	18,934
China International Capital Corp. Ltd., Class H, 144A(a)	14,556	26,859
China Life Insurance Co. Ltd., Class H	86,455	202,574

China Merchants Bank Co. Ltd., Class H	45,761	215,797
China Minsheng Banking Corp. Ltd., Class H	85,675	57,827
China Pacific Insurance Group Co. Ltd., Class H	30,813	101,418
China Reinsurance Group Corp., Class H	92,284	12,552
China Taiping Insurance Holdings Co. Ltd.	17,378	35,501
Chongqing Rural Commercial Bank Co. Ltd., Class H	18,022	8,140
CITIC Securities Co. Ltd., Class H	23,844	50,974
Far East Horizon Ltd.	25,991	22,712
GF Securities Co. Ltd., Class H	13,291	15,895
Guotai Junan Securities Co. Ltd., Class H, 144A	9,138	15,267
Haitong Securities Co. Ltd., Class H	29,631	31,825
Huatai Securities Co. Ltd., Class H, 144A	20,389	35,425
Industrial & Commercial Bank of China Ltd., Class H	762,037	521,190
New China Life Insurance Co. Ltd., Class H	9,183	34,938
Noah Holdings Ltd., ADR*	414	11,749
People's Insurance Co. Group of China Ltd., Class H	101,577	35,975
PICC Property & Casualty Co. Ltd., Class H	84,132	87,122
Ping An Insurance Group Co. of China Ltd., Class H	64,983	722,538
Postal Savings Bank of China Co. Ltd., Class H, 144A	95,211	60,110
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*(a)	2,299	9,676
(Cost $4,555,297)		3,993,928
Health Care - 2.3%
3SBio, Inc., 144A*	14,745	15,288
Alibaba Health Information Technology Ltd.*	44,202	84,739
China Medical System Holdings Ltd.	13,548	16,689
China Resources Pharmaceutical Group Ltd., 144A	14,621	12,720
China Traditional Chinese Medicine Holdings Co. Ltd.	18,574	9,772
CSPC Pharmaceutical Group Ltd.	55,134	125,648
Genscript Biotech Corp.*	9,216	19,181
Hansoh Pharmaceutical Group Co. Ltd., 144A*	3,646	12,655
Hutchison China MediTech Ltd., ADR*	803	18,726
Innovent Biologics, Inc., 144A*	10,969	50,108
Luye Pharma Group Ltd., 144A	17,905	10,913
Ping An Healthcare and Technology Co. Ltd., 144A*	3,910	38,207
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	21,697	27,953
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	6,419	18,080
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	8,017	14,670
Sino Biopharmaceutical Ltd.	80,195	116,078
Sinopharm Group Co. Ltd., Class H	14,518	44,804
SSY Group Ltd.	21,387	17,921
WuXi AppTec Co. Ltd., Class H, 144A(a)	1,985	29,267
Wuxi Biologics Cayman, Inc., 144A*	8,981	131,378
Zai Lab Ltd., ADR*	437	24,022
(Cost $684,266)		838,819
Industrials - 2.8%
51job, Inc., ADR*(a)	357	26,693
Air China Ltd., Class H	25,538	20,547
A-Living Services Co. Ltd., Class H, 144A	5,000	22,392
AviChina Industry & Technology Co. Ltd., Class H	34,179	14,868
Beijing Capital International Airport Co. Ltd., Class H	24,735	19,298
BEST, Inc., ADR*	2,351	12,719
BOC Aviation Ltd., 144A	2,389	20,738
China Communications Construction Co. Ltd., Class H	48,046	35,820
China Communications Services Corp. Ltd., Class H	32,837	25,408
China Conch Venture Holdings Ltd.	18,439	89,675
China Eastern Airlines Corp. Ltd., Class H*	23,224	9,953
China Everbright International Ltd.	45,911	30,576
China Lesso Group Holdings Ltd.	13,000	19,517
China Merchants Port Holdings Co. Ltd.	18,053	26,548
China Railway Construction Corp. Ltd., Class H	20,256	23,185
China Railway Group Ltd., Class H	39,138	22,098
China Southern Airlines Co. Ltd., Class H	14,055	7,412
China State Construction International Holdings Ltd.	27,822	22,527
CITIC Ltd.	70,753	78,533
COSCO SHIPPING Holdings Co. Ltd., Class H*	21,666	7,228
COSCO SHIPPING Ports Ltd.	22,002	14,653
Country Garden Services Holdings Co. Ltd.	13,738	53,591
CRRC Corp. Ltd., Class H	47,651	30,573
Fosun International Ltd.	31,791	40,508
Greentown Service Group Co. Ltd.	16,097	20,119
Haitian International Holdings Ltd.	8,764	17,184
Jiangsu Expressway Co. Ltd., Class H	16,455	19,025
Metallurgical Corp. of China Ltd., Class H	41,445	8,030
Shanghai Electric Group Co. Ltd., Class H	41,337	11,670
Shanghai Industrial Holdings Ltd.	6,875	12,139
Shenzhen Expressway Co. Ltd., Class H	8,000	9,680
Shenzhen International Holdings Ltd.	11,551	22,115
Sinopec Engineering Group Co. Ltd., Class H	21,557	10,677
Sinotrans Ltd., Class H	13,389	3,780

Sinotruk Hong Kong Ltd.	7,854	15,017
Weichai Power Co. Ltd., Class H	23,706	46,663
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	6,291	6,248
Zhejiang Expressway Co. Ltd., Class H	20,857	15,764
Zhuzhou CRRC Times Electric Co. Ltd., Class H	6,950	24,302
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	16,200	13,429
ZTO Express Cayman, Inc., ADR	3,691	86,591
(Cost $1,114,109)		1,017,493
Information Technology - 2.1%
AAC Technologies Holdings, Inc.	8,360	54,764
BYD Electronic International Co. Ltd.	6,413	12,014
China Railway Signal & Communication Corp. Ltd., Class H, 144A	22,952	11,781
GDS Holdings Ltd., ADR*(a)	721	41,796
Hua Hong Semiconductor Ltd., 144A	4,888	10,638
Kingboard Holdings Ltd.	8,791	23,238
Kingboard Laminates Holdings Ltd.	12,495	12,458
Kingdee International Software Group Co. Ltd.	26,770	34,248
Kingsoft Corp. Ltd.*	8,700	28,133
Legend Holdings Corp., Class H, 144A	5,299	9,112
Lenovo Group Ltd.	84,613	52,225
Semiconductor Manufacturing International Corp.*(a)	35,888	69,537
Sunny Optical Technology Group Co. Ltd.	8,326	129,489
TravelSky Technology Ltd., Class H	9,226	18,042
Xiaomi Corp., Class B, 144A*	122,415	197,295
Xinyi Solar Holdings Ltd.	47,668	37,740
ZTE Corp., Class H*(a)	8,264	34,199
(Cost $661,039)		776,709
Materials - 1.0%
Aluminum Corp. of China Ltd., Class H*	55,144	14,647
Anhui Conch Cement Co. Ltd., Class H	14,078	103,240
BBMG Corp., Class H	34,886	9,804
China Hongqiao Group Ltd.	22,203	11,909
China Molybdenum Co. Ltd., Class H	53,746	20,069
China National Building Material Co. Ltd., Class H	44,441	51,381
China Resources Cement Holdings Ltd.	30,907	38,906
China Zhongwang Holdings Ltd.	20,404	6,860
Jiangxi Copper Co. Ltd., Class H	13,408	15,725
Lee & Man Paper Manufacturing Ltd.	15,331	11,961
Nine Dragons Paper Holdings Ltd.	19,102	22,551
Sinopec Shanghai Petrochemical Co. Ltd., Class H	27,697	7,073
Zhaojin Mining Industry Co. Ltd., Class H	15,207	18,128
Zijin Mining Group Co. Ltd., Class H	71,548	32,134
(Cost $329,561)		364,388
Real Estate - 3.3%
Agile Group Holdings Ltd.	16,136	22,652
China Aoyuan Group Ltd.	12,295	17,702
China Evergrande Group	23,147	51,979
China Jinmao Holdings Group Ltd.	58,968	43,055
China Overseas Land & Investment Ltd.	44,761	150,198
China Resources Land Ltd.	37,824	174,485
China Vanke Co. Ltd., Class H	18,288	70,401
CIFI Holdings Group Co. Ltd.	36,911	28,182
Country Garden Holdings Co. Ltd.(a)	88,910	117,740
Guangzhou R&F Properties Co. Ltd., Class H	11,093	17,195
Kaisa Group Holdings Ltd.*	33,096	14,694
KWG Group Holdings Ltd.*	15,885	23,278
Logan Property Holdings Co. Ltd.	16,703	28,506
Longfor Group Holdings Ltd., 144A	20,782	96,136
Seazen Group Ltd.*(a)	24,543	25,226
Shenzhen Investment Ltd.	41,005	13,786
Shimao Property Holdings Ltd.	13,616	48,747
Shui On Land Ltd.	54,733	10,886
Sino-Ocean Group Holding Ltd.	46,795	16,993
SOHO China Ltd.	29,474	10,665
Sunac China Holdings Ltd.	27,895	152,128
Wharf Holdings Ltd.(a)	13,380	28,226
Yuexiu Property Co. Ltd.	91,480	18,664
Yuzhou Properties Co. Ltd.	28,846	14,140
Zhenro Properties Group Ltd.	18,000	11,710
(Cost $1,133,433)		1,207,374
Utilities - 1.4%
Beijing Enterprises Holdings Ltd.	6,625	27,969
Beijing Enterprises Water Group Ltd.*	67,157	31,196
CGN Power Co. Ltd., Class H, 144A	132,972	32,420
China Gas Holdings Ltd.	21,352	78,087
China Longyuan Power Group Corp. Ltd., Class H	42,781	22,398
China Power International Development Ltd.	60,006	11,165
China Resources Gas Group Ltd.	10,463	52,227
China Resources Power Holdings Co. Ltd.	23,723	28,219
Datang International Power Generation Co. Ltd., Class H	17,783	2,784
ENN Energy Holdings Ltd.	9,192	101,851
Guangdong Investment Ltd.	33,458	62,854
Huadian Power International Corp. Ltd., Class H	23,991	7,234
Huaneng Power International, Inc., Class H	47,781	19,252
Kunlun Energy Co. Ltd.	42,543	29,697
Towngas China Co. Ltd.*	15,393	8,928
(Cost $549,466)		516,281
TOTAL COMMON STOCKS
(Cost $21,618,081)		21,587,611

RIGHTS - 0.0%
Financials - 0.0%
Zhengqi Financial Holding Corp.*(b)
(Cost $0)	2,516	0

EXCHANGE-TRADED FUNDS - 40.9%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF(a)(c)	72,659	2,058,429
Xtrackers MSCI China A Inclusion Equity ETF(c)	629,060	12,908,626
TOTAL EXCHANGE-TRADED FUNDS
(Cost $15,447,279)		14,967,055
SECURITIES LENDING COLLATERAL - 6.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(d)(e)
(Cost $2,370,440)	2,370,440	2,370,440
CASH EQUIVALENTS - 0.6%
DWS Government Money Market Series "Institutional Shares", 1.54%(d)
(Cost $232,171)	232,171	232,171

TOTAL INVESTMENTS - 107.0%
(Cost $39,667,971)		$39,157,277
Other assets and liabilities, net - (7.0%)		(2,558,150)
NET ASSETS - 100.0%		$36,599,127

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
EXCHANGE-TRADED FUNDS - 40.9%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF(a)(c)
12,298,745	619,797		(10,930,913)	(1,669,711)	1,740,511	11,898	—	72,659	2,058,429
Xtrackers MSCI China A Inclusion Equity ETF(c)
78,137,782	3,890,429		(71,085,195)	(5,902,054)	7,867,664	240,354	—	629,060	12,908,626
SECURITIES LENDING COLLATERAL - 6.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(d)(e)
2,132,624	237,816	(f)	—	—	—	23,902	—	2,370,440	2,370,440
CASH EQUIVALENTS - 0.6%
DWS Government Money Market Series "Institutional Shares", 1.54%(d)
—	6,228,992		(5,996,821)	—	—	5,036	—	232,171	232,171
92,569,151	10,977,034		(88,012,929)	(7,571,765)	9,608,175	281,190	—	3,304,330	17,569,666

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $2,671,370, which is 7.3% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $504,546.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(g)
MSCI China Free Index Futures	USD	1	$45,575	$43,490	3/20/2020	$(2,085)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2020.

Currency Abbreviations
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)	$21,587,611	$—	$—	$21,587,611
Rights	—	—	0	0
Exchange-Traded Funds	14,967,055	—	—	14,967,055
Short-Term Investments(h)	2,602,611	—	—	2,602,611
TOTAL	$39,157,277	$—	$0	$39,157,277

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(i)
Futures Contracts	$(2,085)	$—	$—	$(2,085)
TOTAL	$(2,085)	$—	$—	$(2,085)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended February 29, 2020, the amount of transfers from Level 3 to Level 1 was $317,540. The investments was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.